Shareholder Report	12 Months Ended	47 Months Ended	59 Months Ended	91 Months Ended	92 Months Ended	98 Months Ended	101 Months Ended
	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Strategic Advisers Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Municipal Bond Fund
Class Name	Strategic Advisers® Municipal Bond Fund
Trading Symbol	FSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending May 31, 2026, driven by some of the highest starting yields in years, three policy interest-rate cuts by the U.S. Federal Reserve, resilient credit fundamentals, and robust demand amid investors' growing concern about the federal deficit and potentially higher tax rates.
•Against this backdrop, most of the Fund's sub-advisers notably contributed to performance versus the benchmark for the fiscal year, led by sub-adviser MacKay Shields (+8%) and the Municipal High Income strategy from T. Rowe Price (+9%). The former benefited from yield-curve positioning, including outsized exposure to longer-maturity credits, as well as security selection across various segments of the bond market. The extra yield generated by lower-rated municipals helped T. Rowe Price, even during periods of widening credit spreads, as did greater-than-benchmark exposure to bonds issued by hospitals and airports.
•The Municipal Bond mandate from T. Rowe Price (+8%) also added value, propelled by favorable yield-curve positioning and sector allocations.
•Sub-adviser FIAM® (+7.5%) provided a further boost to the Fund's relative result, aided by favorable yield-curve positioning, along with overweight exposure to hospitals and airports.
•There were no material relative detractors for the reporting period, although the Fund's cash stake slightly hurt.
•Late in the 12-month reporting period, we reduced the portfolio's duration though it remained somewhat longer than the benchmark. We also began the process of shifting assets from exchange-traded funds in the portfolio to active managers, with the goal of benefiting from their bond selection expertise.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 17, 2021 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Municipal Bond Fund $10,000 $9,208 $9,202 $9,570 $9,748 $10,486 Bloomberg Municipal Bond Index $10,000 $9,288 $9,334 $9,583 $9,777 $10,430 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Municipal Bond Fund 7.56% 0.96% Bloomberg Municipal Bond Index 6.67% 0.85% A From June 17, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,350,303,944	$ 14,350,303,944	$ 14,350,303,944	$ 14,350,303,944	$ 14,350,303,944	$ 14,350,303,944	$ 14,350,303,944
Holdings Count | shares	6,878	6,878	6,878	6,878	6,878	6,878	6,878
Advisory Fees Paid, Amount	$ 9,637,432
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$14,350,303,944
Number of Holdings	6,878
Total Advisory Fee	$9,637,432
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 16.7 Transportation 13.3 Health Care 8.9 Special Tax 8.1 Others(Individually Less Than 5%) 19.0 66.0 AAA 3.0 AA 25.5 A 19.6 BBB 7.9 BB 1.6 B 0.3 CCC,CC,C 0.0 D 0.0 Not Rated 8.1 Equities 29.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.0 AA - 25.5 A - 19.6 BBB - 7.9 BB - 1.6 B - 0.3 CCC,CC,C - 0.0 D - 0.0 Not Rated - 8.1 Equities - 29.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 6.6 Texas 5.7 California 5.6 Illinois 5.3 Florida 2.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Adviser [Text Block]	Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Class Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Trading Symbol	FCTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Growth Company Fund (+57%) was the top contributor versus the benchmark for the fiscal year. Substantial exposure to stocks benefiting from the expansion of artificial intelligence, including chipmaker Nvidia, fueled this fund's high-growth approach.
•The Sector Managed mandate from sub-adviser FIAM® (+36%) added value as well this period. This sector-neutral approach benefited from outsized stakes among semiconductor companies, along with positive stock selection and an underweight in the software industry.
•The FIAM sub-advised U.S. Equity (+33%) mandate also helped. This relative-value approach has stuck with its winning investments for an extended period which has paid off. For example, it has held General Electric through the spin-offs that have become GE Vernova and GE Aerospace.
•On the downside, FIAM Value Discovery (+26%) was the biggest relative detractor, as its quality-focused value strategy could not keep pace amid the small-cap and technology-led market trend.
•The U.S. SMID-Cap Quality Focus mandate from sub-adviser Geode (+18%) - which invests in high-quality small- and mid-cap companies - was hurt by adverse stock selection in the health care, financials and technology sectors.
•In terms of notable positioning changes the past 12 months, we initiated a holding in the Large Cap Put Spread mandate from Geode. This strategy seeks to exploit volatility mispricing in the options market and collects premiums for doing so. We also increased the allocation to the Select U.S. Equity mandate from FIAM - a strategy which selects stocks that Fidelity's analysts have rated as buys, then incorporates risk-control factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2018 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Fidelity® U.S. Total Stock Fund $10,000 $9,960 $9,956 $11,136 $16,328 $15,536 $16,072 $20,883 $23,243 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,039 $10,283 $11,445 $16,478 $15,820 $16,123 $20,586 $23,266 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® U.S. Total Stock Fund 31.60% 13.38% 14.60% Dow Jones U.S. Total Stock Market Index℠ 29.84% 12.89% 14.43% A From March 20, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 250,791,622,246	$ 250,791,622,246	$ 250,791,622,246	$ 250,791,622,246	$ 250,791,622,246	$ 250,791,622,246	$ 250,791,622,246
Holdings Count | shares	1,989	1,989	1,989	1,989	1,989	1,989	1,989
Advisory Fees Paid, Amount	$ 231,918,251
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$250,791,622,246
Number of Holdings	1,989
Total Advisory Fee	$231,918,251
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 16.4 Financials 7.6 Industrials 6.9 Health Care 5.5 Communication Services 5.1 Consumer Discretionary 5.0 Consumer Staples 3.0 Energy 2.7 Materials 1.4 Utilities 1.0 Real Estate 1.0 Common Stocks 55.2 Domestic Equity Funds 42.9 Bonds 0.8 Preferred Stocks 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 55.2 Domestic Equity Funds - 42.9 Bonds - 0.8 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.6 United Kingdom 0.8 Taiwan 0.5 Canada 0.4 Netherlands 0.2 Korea (South) 0.1 Belgium 0.1 Japan 0.1 France 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.6 United Kingdom - 0.8 Taiwan - 0.5 Canada - 0.4 Netherlands - 0.2 Korea (South) - 0.1 Belgium - 0.1 Japan - 0.1 France - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Growth Company Fund 10.5 Fidelity SAI U.S. Quality Index Fund 10.5 Fidelity SAI U.S. Low Volatility Index Fund 5.3 Fidelity Advisor Magellan Fund - Class Z 3.8 Fidelity Advisor Blue Chip Growth Fund - Class Z 3.6 NVIDIA Corp 3.4 Fidelity SAI U.S. Value Index Fund 3.0 Apple Inc 2.4 Amazon.com Inc 2.0 Microsoft Corp 1.9 46.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Class Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Trading Symbol	FGOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 28	0.22%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets equities gained for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, Fidelity® SAI Emerging Markets Value Index Fund (+64%) was the top relative contributor versus the benchmark for the fiscal year. This fund benefited, in part, from the general tailwind of value stocks outpacing their growth-oriented counterparts. More specifically, security selection in China, India and Brazil, along with an underweight in the lagging Indian market, notably helped.
•Two sub-advised Emerging Markets mandates from FIAM® - Select (+64%) and Concentrated (+68%) - also added meaningful value during the reporting period. The former was propelled by picks in Taiwan, South Korea and South Africa, while the latter was aided by investment choices in South Korea, a large underweight in India and favorable positioning in Mexico.
•The Global Emerging Markets mandate from sub-adviser FIL® (+73%) further boosted to the Fund's relative result. Here, sizable underweights in China and India, coupled with stock selection in Taiwan and China, proved advantageous.
•On the downside, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+24%) was the only material relative detractor this period. The fund's emphasis on stocks exhibiting relatively low volatility could not keep pace in a strongly up-trending market environment.
•In terms of notable positioning changes, in the fourth quarter of 2025, we initiated a holding in Fidelity® SAI Emerging Markets Momentum Index Fund, which focuses on companies with improving earnings revisions whose stocks are in an uptrend.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 30, 2018 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Fidelity® Emerging Markets Fund $10,000 $10,863 $10,691 $16,384 $12,878 $12,070 $13,986 $15,400 $24,696 MSCI Emerging Markets Index $10,000 $10,775 $10,305 $15,562 $12,478 $11,422 $12,841 $14,511 $22,388 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Emerging Markets Fund 60.37% 8.55% 12.65% MSCI Emerging Markets Index 54.28% 7.54% 11.20% A From October 30, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 42,000,757,470	$ 42,000,757,470	$ 42,000,757,470	$ 42,000,757,470	$ 42,000,757,470	$ 42,000,757,470	$ 42,000,757,470
Holdings Count | shares	319	319	319	319	319	319	319
Advisory Fees Paid, Amount	$ 65,290,491
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$42,000,757,470
Number of Holdings	319
Total Advisory Fee	$65,290,491
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.9 Financials 9.9 Industrials 6.2 Consumer Discretionary 4.2 Materials 4.0 Communication Services 3.0 Energy 2.2 Health Care 1.5 Consumer Staples 1.3 Utilities 0.5 Real Estate 0.2 Common Stocks 58.5 International Equity Funds 36.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 58.5 International Equity Funds - 36.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 41.8 Taiwan 15.7 China 12.3 Korea (South) 12.0 India 3.5 Brazil 2.3 South Africa 1.9 Mexico 1.4 Hungary 1.0 Others 8.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.8 Taiwan - 15.7 China - 12.3 Korea (South) - 12.0 India - 3.5 Brazil - 2.3 South Africa - 1.9 Mexico - 1.4 Hungary - 1.0 Others - 8.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 23.4 Taiwan Semiconductor Manufacturing Co Ltd 9.1 Fidelity SAI Emerging Markets Low Volatility Index Fund 5.4 Fidelity SAI Emerging Markets Index Fund 5.2 Samsung Electronics Co Ltd 5.0 Invesco Government & Agency Portfolio Institutional Class 3.7 SK Hynix Inc 3.6 Tencent Holdings Ltd 1.9 MediaTek Inc 1.3 Fidelity SAI Emerging Markets Momentum Index Fund 1.1 59.7
Strategic Advisers Fidelity Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Core Income Fund
Class Name	Strategic Advisers® Fidelity® Core Income Fund
Trading Symbol	FIWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending May 31, 2026, buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve, though the resurgence of inflation in the period's final months dampened the full-year result.
•Against this backdrop, the Fixed Income Securitized mandate from sub-adviser FIAM® (+7%) was the top contributor versus the benchmark for the fiscal year. This strategy benefited from its concentrated focus on securitized assets, including collateralized loan obligations, non-government-agency mortgage-backed securities and asset-backed securities, reflecting the strong relative performance of these segments of the bond market.
•Fidelity Advisor® New Markets Income - along with the sub-advised mandate it was converted into in March - also notably aided the Fund's relative result. This strategy focuses on emerging-markets debt, which was the top-performing category within fixed-income this period.
•Fidelity® SAI Total Bond Fund (+6%) stood out to the upside as well, boosted by favorable yield-curve positioning, in addition to its high-yield corporate credit and emerging-markets debt holdings.
•On the downside, the Fund's exposure to U.S. Treasury investments collectively dampened its relative return. These securities are held in the portfolio primarily for liquidity and hedging purposes. This period, however, intermediate- and long-term U.S. Treasurys trailed the broad investment-grade bond market amid rising yields.
•In terms of notable positioning changes the past 12 months, in December we initiated a holding in the FIAM sub-advised Securitized Credit strategy. This mandate's benchmark includes all types of securitized investment vehicles with the exception agency MBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 16, 2018 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Fidelity® Core Income Fund $10,000 $10,660 $11,613 $11,973 $11,085 $10,861 $11,111 $11,781 $12,468 Bloomberg U.S. Aggregate Bond Index $10,000 $10,712 $11,721 $11,674 $10,714 $10,484 $10,621 $11,201 $11,776 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Core Income Fund 5.83% 0.81% 2.93% Bloomberg U.S. Aggregate Bond Index 5.13% 0.17% 2.17% A From October 16, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 93,540,617,429	$ 93,540,617,429	$ 93,540,617,429	$ 93,540,617,429	$ 93,540,617,429	$ 93,540,617,429	$ 93,540,617,429
Holdings Count | shares	7,582	7,582	7,582	7,582	7,582	7,582	7,582
Advisory Fees Paid, Amount	$ 36,132,815
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$93,540,617,429
Number of Holdings	7,582
Total Advisory Fee	$36,132,815
Portfolio Turnover	167%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 30.1 AAA 3.2 AA 0.6 A 4.0 BBB 8.9 BB 1.4 B 0.5 CCC,CC,C 0.4 D 0.0 Not Rated 6.9 Equities 45.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 30.1 AAA - 3.2 AA - 0.6 A - 4.0 BBB - 8.9 BB - 1.4 B - 0.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 6.9 Equities - 45.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Fixed-Income Funds 45.0 U.S. Government Agency - Mortgage Securities 16.2 U.S. Treasury Obligations 13.9 Corporate Bonds 12.9 CMOs and Other Mortgage Related Securities 6.8 Asset-Backed Securities 4.6 Foreign Government and Government Agency Obligations 1.5 Short-Term Funds 0.7 Preferred Securities 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 45.0 U.S. Government Agency - Mortgage Securities - 16.2 U.S. Treasury Obligations - 13.9 Corporate Bonds - 12.9 CMOs and Other Mortgage Related Securities - 6.8 Asset-Backed Securities - 4.6 Foreign Government and Government Agency Obligations - 1.5 Short-Term Funds - 0.7 Preferred Securities - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% United States 94.1 Grand Cayman (UK Overseas Ter) 1.1 United Kingdom 0.7 Canada 0.5 Mexico 0.4 Ireland 0.4 Bailiwick Of Jersey 0.2 Germany 0.2 Japan 0.2 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 Grand Cayman (UK Overseas Ter) - 1.1 United Kingdom - 0.7 Canada - 0.5 Mexico - 0.4 Ireland - 0.4 Bailiwick Of Jersey - 0.2 Germany - 0.2 Japan - 0.2 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Total Bond Fund 21.1 US Treasury Notes 10.5 Fidelity SAI U.S. Treasury Bond Index Fund 6.8 Fannie Mae Mortgage pass-thru certificates 5.6 Ginnie Mae II Pool 4.5 Freddie Mac Gold Pool 3.8 US Treasury Bonds 3.4 Fidelity SAI Long-Term Treasury Bond Index Fund 2.8 Fidelity SAI Enhanced Core Bond Fund 2.7 Fidelity SAI International Credit Fund 2.4 63.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Alternatives Fund
Class Name	Strategic Advisers® Alternatives Fund
Trading Symbol	FSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending May 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks. But momentum faded in late February, as conflict in the Middle East took center stage and sent a shockwave through oil markets, with potential to dampen growth and stoke inflation.
•The Fund is designed to achieve low correlation with stocks over a full market cycle and it accomplished that goal the past 12 months, in addition to meeting its volatility target.
•For the fiscal year, BlackRock Global Equity Market Neutral Fund (+20%) and Fidelity® SAI Convertible Arbitrage Fund (+12%) - the Fund's largest investment, on average this period - were the top relative contributors. The former benefited primarily from long/short equity positions guided by defensive and sentiment signals, whereas the latter profited from a record level of new issuance in the convertible bond market.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+19%) also notably aided the broader Fund's performance. Here, local-currency sovereign bond holdings and corporate credit in Kazakhstan, Egypt, Venezuela and Ukraine, along with long exposure to Nigeria's currency, fueled its result.
•On the downside, Fidelity® SAI ARP Commodity Strategy Fund (-19%) was the largest relative detractor this period. The upward spike in oil prices in March and resulting supply disruption triggered the unusual situation of near-dated crude oil futures contracts being priced higher than longer-dated contracts. The fund's short exposure to the former, coupled with long exposure to the latter, pressured performance.
•The Fund's defensively oriented managers - primarily AGF Market Neutral Anti-Beta Fund (-34%) and the Equity Market Protective Put mandate from sub-adviser FAMS® - performed as expected, lagging the benchmark in an environment of rising equity markets.
•In terms of notable positioning changes this period, I initiated a holding in Miller Market Neutral Income Fund in the first quarter of 2026. This fund invests in convertible bonds and typically hedges its market risk by selling stocks short against its convertible positions. In May, I added BlackRock Tactical Opportunities Fund, which pursues a global macro approach incorporating both discretionary and systematic strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2022 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Alternatives Fund $10,000 $9,989 $10,546 $11,212 $12,391 ICE® BofA® US 3-Month Treasury Bill Index $10,000 $10,311 $10,874 $11,392 $11,834 Bloomberg U.S. Aggregate Bond Index $10,000 $9,905 $10,034 $10,582 $11,125 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Alternatives Fund 10.51% 5.67% ICE® BofA® US 3-Month Treasury Bill Index 3.88% 4.43% Bloomberg U.S. Aggregate Bond Index 5.13% 2.78% A From July 12, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,714,355,648	$ 2,714,355,648	$ 2,714,355,648	$ 2,714,355,648	$ 2,714,355,648	$ 2,714,355,648	$ 2,714,355,648
Holdings Count | shares	933	933	933	933	933	933	933
Advisory Fees Paid, Amount	$ 3,472,629
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,714,355,648
Number of Holdings	933
Total Advisory Fee	$3,472,629
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 83.6 Swaps 13.4 Forward Foreign Currency Contracts 8.9 Futures Contracts 40.5 Alternative Funds 34.4 Swaps 6.4 Forward Foreign Currency Contracts 6.1 Fixed-Income Funds 4.7 Corporate Bonds 0.2 Asset-Backed Securities 0.1 U.S. Treasury Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 U.S. Government Agency - Mortgage Securities 0.0 Options 0.0 Foreign Government and Government Agency Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 40.5 Alternative Funds - 34.4 Swaps - 6.4 Forward Foreign Currency Contracts - 6.1 Fixed-Income Funds - 4.7 Corporate Bonds - 0.2 Asset-Backed Securities - 0.1 U.S. Treasury Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 U.S. Government Agency - Mortgage Securities - 0.0 Options - 0.0 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 7.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 21.4 BlackRock Global Equity Market Neutral Fund A Shares 11.3 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10.2 Stone Ridge Diversified Alternatives Fund Class I 8.1 Federated Hermes MDT Market Neutral Fund A Shares 6.9 State Street Institutional U.S. Government Money Market Fund Premier Class 6.7 The Merger Fund Class A 5.6 Absolute Convertible Arbitrage Fund Investor Shares 4.7 Fidelity Investments Money Market Government Portfolio - Institutional Class 4.2 BlackRock Systematic Multi-Strategy Fund Investor A Shares 2.9 82.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® U.S. Total Stock Fund
Class Name	Strategic Advisers® U.S. Total Stock Fund
Trading Symbol	FSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Growth Company Fund (+57%) was the top contributor versus the benchmark for the fiscal year. Substantial exposure to stocks benefiting from the expansion of artificial intelligence, including chipmaker Nvidia, fueled this fund's high-growth approach.
•A position in sub-adviser Portolan Capital Management (+58%) also helped, thanks to a flexible approach that enabled it to capitalize on top-performing stocks in the industrials, materials and information technology sectors.
•The Sector Managed mandate from sub-adviser FIAM® (+37%) added value as well this period. This sector-neutral approach benefited from outsized stakes among semiconductor companies, along with positive stock selection and an underweight in the software industry.
•On the downside, fundamentally driven managers - including sub-adviser JPMorgan Investment Management (+24%) - struggled in the latter half of the reporting period. Specifically, this Large Cap manager's AI-related holdings underperformed. At the same time, its stakes in software and other companies that it believed had been overly punished by the market, also lagged. Similarly, Fidelity® SAI U.S. Quality Index Fund (+21%) further detracted, partially due to an overweight in software firms.
•In terms of notable positioning changes the past 12 months, we sold the Fund's investment in the Small-Mid Cap Core mandate from William Blair due to the pending retirement of one of the strategy's co-managers and reallocated the proceeds across several SMID-cap managers to maintain exposure to that segment of the equity market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2016 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® U.S. Total Stock Fund $10,000 $11,822 $13,547 $13,873 $15,561 $22,494 $21,948 $22,732 $29,606 $33,151 $43,044 Strategic Advisers® U.S. Total Stock Fund Linked Index $10,000 $11,747 $13,437 $13,945 $15,735 $22,079 $22,013 $22,656 $29,042 $32,921 $42,745 Dow Jones U.S. Total Stock Market Index℠ $10,000 $11,766 $13,541 $13,869 $15,437 $22,224 $21,337 $21,747 $27,766 $31,380 $40,744 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® U.S. Total Stock Fund 29.84% 13.86% 15.72% Strategic Advisers® U.S. Total Stock Fund Linked Index 29.84% 14.13% 15.63% Dow Jones U.S. Total Stock Market Index℠ 29.84% 12.89% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 98,929,102,688	$ 98,929,102,688	$ 98,929,102,688	$ 98,929,102,688	$ 98,929,102,688	$ 98,929,102,688	$ 98,929,102,688
Holdings Count | shares	3,241	3,241	3,241	3,241	3,241	3,241	3,241
Advisory Fees Paid, Amount	$ 141,536,965
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$98,929,102,688
Number of Holdings	3,241
Total Advisory Fee	$141,536,965
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.2 Financials 10.3 Consumer Discretionary 8.0 Industrials 7.9 Communication Services 7.8 Health Care 7.3 Consumer Staples 3.3 Energy 2.8 Utilities 1.6 Materials 1.6 Real Estate 1.1 Common Stocks 78.8 Domestic Equity Funds 19.3 Bonds 1.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 78.8 Domestic Equity Funds - 19.3 Bonds - 1.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 98.1 Canada 0.6 Netherlands 0.3 Taiwan 0.3 United Kingdom 0.1 Switzerland 0.1 Thailand 0.1 China 0.1 Germany 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 Canada - 0.6 Netherlands - 0.3 Taiwan - 0.3 United Kingdom - 0.1 Switzerland - 0.1 Thailand - 0.1 China - 0.1 Germany - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Growth Company Fund 5.5 NVIDIA Corp 5.4 Apple Inc 4.2 Microsoft Corp 3.6 Fidelity SAI U.S. Quality Index Fund 3.3 Amazon.com Inc 3.2 Broadcom Inc 2.4 Alphabet Inc Class C 2.2 iShares Core S&P 500 ETF 2.1 Alphabet Inc Class A 2.0 33.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into a new sub-advisory agreement on behalf of the fund.

Material Fund Change Adviser [Text Block]	Strategic Advisers entered into a new sub-advisory agreement on behalf of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Alternatives Fund
Class Name	Strategic Advisers® Fidelity® Alternatives Fund
Trading Symbol	FSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Alternatives Fund for the period June 23, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Alternatives FundA	$ 17	0.17%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending May 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks. But momentum faded in late February, as conflict in the Middle East took center stage and sent a shockwave through oil markets, with potential to dampen growth and stoke inflation.
•The Fund is designed to achieve low correlation with stocks over a full market cycle and it accomplished that goal the past 12 months, in addition to meeting its volatility target.
•For the fiscal year, BlackRock Global Equity Market Neutral Fund (+21%) and Fidelity® SAI Convertible Arbitrage Fund (+12%) - the Fund's largest investment, on average this period - were the top relative contributors. The former benefited primarily from long/short equity positions guided by defensive and sentiment signals, whereas the latter profited from a record level of new issuance in the convertible bond market.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+18%) also notably aided the broader Fund's performance. Here, local-currency sovereign bond holdings and corporate credit in Kazakhstan, Egypt, Venezuela and Ukraine, along with long exposure to Nigeria's currency, fueled its result.
•On the downside, Fidelity® SAI ARP Commodity Strategy Fund (-20%) was the largest relative detractor by far this period. The upward spike in oil prices in March and resulting supply disruption triggered the unusual situation of near-dated crude oil futures contracts being priced higher than longer-dated contracts. The fund's short exposure to the former, coupled with long exposure to the latter, pressured performance.
•The defensively oriented Equity Market Protective Put mandate from sub-adviser FAMS®, performed as expected, lagging the benchmark in an environment of rising equity markets.
•In terms of notable positioning changes this period, in February, I initiated a holding in the Absolute Convertible Arbitrage Fund, which pursues a relative-value arbitrage strategy by investing in convertible securities and common stocks to capitalize on price discrepancies. Elsewhere, I reduced the overall allocation to convertible arbitrage strategies, while increasing exposure to equity market neutral and merger arbitrage strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 23, 2025 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Fidelity® Alternatives Fund $10,000 $10,908 ICE® BofA® US 3-Month Treasury Bill Index $10,000 $10,362 Bloomberg U.S. Aggregate Bond Index $10,000 $10,437 2025 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,135,484,147	$ 5,135,484,147	$ 5,135,484,147	$ 5,135,484,147	$ 5,135,484,147	$ 5,135,484,147	$ 5,135,484,147
Holdings Count | shares	392	392	392	392	392	392	392
Advisory Fees Paid, Amount	$ 3,621,344
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,135,484,147
Number of Holdings	392
Total Advisory Fee	$3,621,344
Portfolio Turnover	47%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 80.3 Swaps 17.4 Forward Foreign Currency Contracts 5.3 Options 0.0 Futures Contracts 39.8 Alternative Funds 29.4 Swaps 8.7 Fixed-Income Funds 5.2 Common Stocks 4.9 Forward Foreign Currency Contracts 2.7 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 39.8 Alternative Funds - 29.4 Swaps - 8.7 Fixed-Income Funds - 5.2 Common Stocks - 4.9 Forward Foreign Currency Contracts - 2.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 13.2 Fidelity SAI Merger Arbitrage Fund 11.8 BlackRock Global Equity Market Neutral Fund A Shares 11.2 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10.6 Fidelity Investments Money Market Government Portfolio - Institutional Class 8.7 BlackRock Systematic Multi-Strategy Fund Investor A Shares 7.9 State Street Institutional U.S. Government Money Market Fund Premier Class 7.7 Stone Ridge Diversified Alternatives Fund Class I 5.5 Fidelity SAI Managed Futures Fund 4.7 Absolute Convertible Arbitrage Fund Investor Shares 3.4 84.7
Strategic Advisers Fidelity Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Short Duration Fund
Class Name	Strategic Advisers® Fidelity® Short Duration Fund
Trading Symbol	FFPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Short Duration Fund for the period December 30, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Short Duration FundA	$ 3	0.07%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 8,707,497,238	$ 8,707,497,238	$ 8,707,497,238	$ 8,707,497,238	$ 8,707,497,238	$ 8,707,497,238	$ 8,707,497,238
Holdings Count | shares	1,329	1,329	1,329	1,329	1,329	1,329	1,329
Advisory Fees Paid, Amount	$ 704,011
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$8,707,497,238
Number of Holdings	1,329
Total Advisory Fee	$704,011
Portfolio TurnoverA	129%
A Amount not annualized
Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 30.7 AAA 7.1 AA 0.6 A 14.2 BBB 14.3 BB 0.9 B 0.1 Not Rated 2.6 Equities 27.5 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 30.7 AAA - 7.1 AA - 0.6 A - 14.2 BBB - 14.3 BB - 0.9 B - 0.1 Not Rated - 2.6 Equities - 27.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 30.3 Corporate Bonds 29.3 Short-Term Funds 21.6 Asset-Backed Securities 7.0 Fixed-Income Funds 5.9 CMOs and Other Mortgage Related Securities 2.0 Foreign Government and Government Agency Obligations 1.2 U.S. Government Agency - Mortgage Securities 0.4 Other Investments 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 30.3 Corporate Bonds - 29.3 Short-Term Funds - 21.6 Asset-Backed Securities - 7.0 Fixed-Income Funds - 5.9 CMOs and Other Mortgage Related Securities - 2.0 Foreign Government and Government Agency Obligations - 1.2 U.S. Government Agency - Mortgage Securities - 0.4 Other Investments - 0.2 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 82.7 United Kingdom 3.2 Germany 2.8 Grand Cayman (UK Overseas Ter) 2.7 Canada 2.2 France 1.4 Ireland 0.8 Japan 0.7 Netherlands 0.7 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 United Kingdom - 3.2 Germany - 2.8 Grand Cayman (UK Overseas Ter) - 2.7 Canada - 2.2 France - 1.4 Ireland - 0.8 Japan - 0.7 Netherlands - 0.7 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.3 Fidelity Advisor Limited Term Bond Fund - Class Z 7.0 Fidelity SAI Low Duration Bond Fund 6.9 Fidelity SAI Short-Term Treasury Bond Index Fund 4.2 Fidelity Short-Term Bond Index Fund 3.5 Fidelity Low Duration Bond Factor ETF 2.2 Fidelity Intermediate Bond Fund 2.0 Fidelity Advisor Floating Rate High Income Fund - Class Z 1.7 Fidelity Investments Money Market Government Portfolio - Institutional Class 1.0 JPMorgan Chase & Co 0.8 59.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Class Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Trading Symbol	FGNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending May 31, 2026, driven by some of the highest starting yields in years, three policy interest-rate cuts by the U.S. Federal Reserve, resilient credit fundamentals, and robust demand amid investors' growing concern about the federal deficit and potentially higher tax rates.
•Against this backdrop, all the Fund's sub-advisers notably contributed to performance versus the benchmark for the fiscal year.
•More specifically, Allspring, T. Rowe Price and the Conservative Income mandate from FIAM® each gained about 3%, propelled by their greater interest-rate-sensitivity compared with the broader Fund's benchmark, along with allocations to lower-rated investment-grade securities.
•Elsewhere, the Limited Term strategy from FIAM® rose about 4% and helped as well. Similar factors aided this sub-adviser's performance, with an added boost provided from security selection in the airport, prepaid gas and housing market segments of the municipal market.
•A stake in Vanguard Ultra Short-Term Tax-Exempt Fund (+4%) added value as well the past 12 months.
•There were no material relative detractors to speak of for the reporting period.
•As of May 31, the portfolio's duration was somewhat longer than the benchmark. The goal here is to continue capturing the higher yields offered by slightly longer-maturity securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 28, 2017 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Tax-Sensitive Short Duration Fund $10,000 $10,039 $10,258 $10,416 $10,521 $10,432 $10,634 $11,023 $11,458 $11,838 Strategic Advisers Tax Sensitive Short Duration Composite Index℠ $10,000 $10,059 $10,239 $10,406 $10,444 $10,425 $10,626 $10,997 $11,363 $11,675 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,064 $10,305 $10,560 $10,643 $10,508 $10,591 $10,919 $11,325 $11,678 Bloomberg Municipal Bond Index $10,000 $9,972 $10,610 $11,032 $11,555 $10,770 $10,823 $11,112 $11,337 $12,094 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Tax-Sensitive Short Duration Fund 3.32% 2.39% 2.02% Strategic Advisers Tax Sensitive Short Duration Composite Index℠ 2.74% 2.25% 1.85% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.12% 1.87% 1.86% Bloomberg Municipal Bond Index 6.67% 0.92% 2.28% A From December 28, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Dec. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,973,365,700	$ 2,973,365,700	$ 2,973,365,700	$ 2,973,365,700	$ 2,973,365,700	$ 2,973,365,700	$ 2,973,365,700
Holdings Count | shares	1,178	1,178	1,178	1,178	1,178	1,178	1,178
Advisory Fees Paid, Amount	$ 2,196,884
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,973,365,700
Number of Holdings	1,178
Total Advisory Fee	$2,196,884
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.5 Health Care 12.7 Transportation 10.0 Housing 7.2 Industrial Development 6.0 Resource Recovery 5.8 Electric Utilities 5.1 Others(Individually Less Than 5%) 20.5 85.8 AAA 4.2 AA 34.4 A 33.3 BBB 5.8 BB 0.0 Not Rated 5.0 Equities 11.4 Short-Term Investments and Net Other Assets (Liabilities) 5.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.2 AA - 34.4 A - 33.3 BBB - 5.8 BB - 0.0 Not Rated - 5.0 Equities - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.3 Pennsylvania 5.2 California 4.6 New York 4.6 Florida 4.4
Strategic Advisers Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Short Duration Fund
Class Name	Strategic Advisers® Short Duration Fund
Trading Symbol	FAUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending May 31, 2026, buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve, though the resurgence of inflation in the period's final months dampened the full-year result.
•Against this backdrop, sub-advised mandates from FIAM® and T. Rowe Price (+5%) were the top contributors versus the benchmark. The former benefited from the relatively high yields of its stakes in asset-backed securities and commercial mortgage-backed securities. Meanwhile, the latter outperformed due to its longer-duration and outsized exposure to corporate credit.
•PIMCO Short-Term Fund (+5%) also notably helped due to its interest-rate and yield-curve strategies that were aided by rising rates. Furthermore, timely purchases of floating-rate securities at attractive valuations at a time when market participants were anticipating further U.S. Federal Reserve rate cuts added value as well.
•There were no material relative detractors to speak of for the reporting period, though an allocation to the iShares® 3-7 Year Treasury Bond exchange-traded fund (-0.31%) hurt slightly given that this portion of the yield curve underperformed shorter maturities.
•On January 1, 2026, the Fund's benchmark was changed from the FTSE 6-Month U.S. Treasury Bill Index to the Bloomberg 1-3 Year Government/Credit Bond Index. The switch to a new benchmark allows for greater flexibility in managing the Fund's duration versus the index.
•In light of this, there were several positioning modifications the past 12 months, including defunding the existing FIAM sub-advisory mandate and replacing it with a Short-Term Bond strategy, also managed by FIAM. Exposure to the JPMorgan Ultra-Short Income ETF and PIMCO Short-Term Fund came down substantially in order to fund several new investments, including the PIMCO Enhanced Low-Duration Active ETF.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2016 through May 31, 2026. Initial investment of $10,000. Strategic Advisers® Short Duration Fund $10,000 $10,169 $10,312 $10,595 $10,861 $11,063 $10,893 $11,167 $11,811 $12,478 $12,978 Strategic Advisers Short Duration Fund Linked Index $10,000 $10,051 $10,178 $10,413 $10,616 $10,639 $10,656 $11,009 $11,632 $12,224 $12,620 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,099 $10,115 $10,490 $10,969 $11,057 $10,722 $10,746 $11,161 $11,814 $12,254 FTSE® 6-Month U.S. Treasury Bill Index $10,000 $10,073 $10,200 $10,436 $10,639 $10,662 $10,680 $11,033 $11,657 $12,251 $12,735 Bloomberg U.S. Aggregate Bond Index $10,000 $10,158 $10,120 $10,768 $11,781 $11,734 $10,769 $10,538 $10,676 $11,258 $11,836 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective January 1, 2026, the fund began comparing its performance to Bloomberg U.S. 1-3 Year Government/Credit Bond Index rather than FTSE® 6-Month U.S. Treasury Bill Index because the Bloomberg U.S. 1-3 Year Government/Credit Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Short Duration Fund 4.01% 3.24% 2.64% Strategic Advisers Short Duration Fund Linked Index 3.24% 3.47% 2.35% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 3.72% 2.08% 2.05% FTSE® 6-Month U.S. Treasury Bill Index 4.18% 3.66% 2.45% Bloomberg U.S. Aggregate Bond Index 5.13% 0.17% 1.70% Effective January 1, 2026, the fund began comparing its performance to Bloomberg U.S. 1-3 Year Government/Credit Bond Index rather than FTSE® 6-Month U.S. Treasury Bill Index because the Bloomberg U.S. 1-3 Year Government/Credit Bond Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,778,688,572	$ 4,778,688,572	$ 4,778,688,572	$ 4,778,688,572	$ 4,778,688,572	$ 4,778,688,572	$ 4,778,688,572
Holdings Count | shares	1,340	1,340	1,340	1,340	1,340	1,340	1,340
Advisory Fees Paid, Amount	$ 1,460,268
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,778,688,572
Number of Holdings	1,340
Total Advisory Fee	$1,460,268
Portfolio Turnover	132%

Holdings [Text Block]	Fixed-Income Funds 33.5 Short-Term Funds 19.3 Corporate Bonds 17.0 U.S. Treasury Obligations 15.3 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 2.8 U.S. Government Agency - Mortgage Securities 1.7 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 33.5 Short-Term Funds - 19.3 Corporate Bonds - 17.0 U.S. Treasury Obligations - 15.3 Asset-Backed Securities - 7.5 CMOs and Other Mortgage Related Securities - 2.8 U.S. Government Agency - Mortgage Securities - 1.7 Other Investments - 0.1 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.3 Baird Short-Term Bond Fund Institutional Class 9.3 PIMCO Short-Term Fund Institutional Class 7.2 iShares 3-7 Year Treasury Bond ETF 6.7 JPMorgan Ultra-Short Income ETF 5.6 T. Rowe Price Ultra Short-Term Bond Fund 5.3 DoubleLine Low Duration Bond Fund Class N 5.0 PIMCO Enhanced Low Duration Active ETF 5.0 iShares Short Duration Bond Active ETF 4.9 iShares 1-3 Year Treasury Bond ETF 2.6 66.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec